STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - Accumulated other comprehensive income (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated foreign currency translation differences	$ (2,909)	$ 1,456
Accumulated other comprehensive income	$ (2,909)	$ 1,456